Estimated Fair Value of Financial Instruments (Details) - EBP 004 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investments, at fair value:	$ 16,295,564,630	$ 14,776,360,841
Liabilities:
Investment liability, fair value	501,778,785	390,872,379
Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	997,794,340	911,573,238
Liabilities:
Investment liability, fair value	518,117,609	410,303,078
Reported Value Measurement
Assets:
Investments, at fair value:	1,009,947,522	934,278,680
Liabilities:
Investment liability, fair value	518,117,609	410,303,078
Cash | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	139,127	216,936
Cash | Reported Value Measurement
Assets:
Investments, at fair value:	139,127	216,936
Total GICs, at contract value | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	291,489,554	303,396,284
Total GICs, at contract value | Reported Value Measurement
Assets:
Investments, at fair value:	303,642,736	326,101,726
Pending investment sales and other receivables | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	204,386,874	217,087,639
Pending investment sales and other receivables | Reported Value Measurement
Assets:
Investments, at fair value:	204,386,874	217,087,639
Assets held as collateral under securities lending | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	501,778,785	390,872,379
Assets held as collateral under securities lending | Reported Value Measurement
Assets:
Investments, at fair value:	501,778,785	390,872,379
Pending investment purchases and other liabilities | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	16,338,824	19,430,699
Pending investment purchases and other liabilities | Reported Value Measurement
Liabilities:
Investment liability, fair value	16,338,824	19,430,699
Payable upon return of securities loaned | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	501,778,785	390,872,379
Payable upon return of securities loaned | Reported Value Measurement
Liabilities:
Investment liability, fair value	501,778,785	390,872,379
Level 1
Assets:
Investments, at fair value:	3,028,171,052	2,528,746,950
Level 1 | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	139,127	216,936
Liabilities:
Investment liability, fair value	0	0
Level 1 | Cash | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	139,127	216,936
Level 1 | Total GICs, at contract value | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 1 | Pending investment sales and other receivables | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 1 | Assets held as collateral under securities lending | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 1 | Pending investment purchases and other liabilities | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	0	0
Level 1 | Payable upon return of securities loaned | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	0	0
Level 2
Assets:
Investments, at fair value:	12,964,166,579	11,926,943,806
Level 2 | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	997,655,213	911,356,302
Liabilities:
Investment liability, fair value	518,117,609	410,303,078
Level 2 | Cash | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 2 | Total GICs, at contract value | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	291,489,554	303,396,284
Level 2 | Pending investment sales and other receivables | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	204,386,874	217,087,639
Level 2 | Assets held as collateral under securities lending | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	501,778,785	390,872,379
Level 2 | Pending investment purchases and other liabilities | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	16,338,824	19,430,699
Level 2 | Payable upon return of securities loaned | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	501,778,785	390,872,379
Level 3
Assets:
Investments, at fair value:	77,358,417	82,959,748	$ 91,548,840
Level 3 | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Liabilities:
Investment liability, fair value	0	0
Level 3 | Cash | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 3 | Total GICs, at contract value | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 3 | Pending investment sales and other receivables | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 3 | Assets held as collateral under securities lending | Estimate of Fair Value Measurement
Assets:
Investments, at fair value:	0	0
Level 3 | Pending investment purchases and other liabilities | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	0	0
Level 3 | Payable upon return of securities loaned | Estimate of Fair Value Measurement
Liabilities:
Investment liability, fair value	$ 0	$ 0